Other assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Other assets.
Claim against the State for CIRR loans and concessionary loans	kr 7,208	kr 12,359
Cash receivables, funding operations	191	465
Other	52	29
Total	kr 7,451	kr 12,853